Reversals (Impairments) of tangible and intangible assets and right-of-use assets. Sensitivity of outcomes to alternative scenarios - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impairment review of tangible and intangible assets and right-of-use assets
Risk-adjusted weighted average cost of capital (adjusted WACC) (in percent)	7.00%
Net impairment losses	€ 1,802,000	€ 1,140,000	€ 167,000
Percentage by which headroom is higher than book value	80.00%
Book value of refineries	€ 0
Alaska, Gulf of Mexico, Turkmenistan, Italy and Australia
Impairment review of tangible and intangible assets and right-of-use assets
Net impairment losses	€ 1,000,000
Italy
Impairment review of tangible and intangible assets and right-of-use assets
Risk-adjusted pre-tax WACC	5.10%
ALASKA
Impairment review of tangible and intangible assets and right-of-use assets
Risk-adjusted pre-tax WACC	20.30%
Chemicals
Impairment review of tangible and intangible assets and right-of-use assets
Property, plant and equipment, residual value	€ 581,000
Gas power generation
Impairment review of tangible and intangible assets and right-of-use assets
Property, plant and equipment, residual value	€ 766,000
Minimum
Impairment review of tangible and intangible assets and right-of-use assets
Post-tax, risk-adjusted WACC (in percent)	6.00%
Maximum
Impairment review of tangible and intangible assets and right-of-use assets
Post-tax, risk-adjusted WACC (in percent)	7.50%